UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

March 31, 2012

1.814634.107

MIS-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
Colorado - 0.1%
Colorado Hsg. & Fin. Auth. Series 2003 A2, 0.16% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	$ 900,000	$ 900,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.32% 4/2/12, VRDN (a)(d)	2,300,000	2,300,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.2% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	945,000	945,000
Illinois - 0.2%
Chicago Wtr. Rev. Series 2004 A2, 0.2% 4/6/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	1,370,000	1,370,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 5/1/12, CP mode (d)	1,400,000	1,400,000
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.18% 4/6/12, VRDN (a)(d)	3,300,000	3,300,000
Series 2003, 0.18% 4/6/12, VRDN (a)(d)	3,000,000	3,000,000
		6,300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.5% tender 4/25/12, CP mode	2,000,000	2,000,000
Michigan - 92.0%
Central Michigan Univ. Rev. Bonds Series 2009, 5% 10/1/12	1,315,000	1,345,352
Chippewa Valley Schools Bonds Series 2005, 5% 5/1/12	1,000,000	1,003,963
Dearborn School District Bonds:
Series 2010 A1, 5% 5/1/12 (Pre-Refunded to 5/1/12 @ 100)	1,800,000	1,807,074
Series II, 5% 5/1/12 (Pre-Refunded to 5/1/12 @ 100)	3,525,000	3,538,894
5% 5/1/12 (Pre-Refunded to 5/1/12 @ 100)	4,600,000	4,617,923
Detroit City School District Participating VRDN Series Solar 06 01, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	16,620,000	16,620,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.21% 4/2/12, LOC JPMorgan Chase Bank, VRDN (a)	8,625,000	8,625,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Eastern Michigan Univ. Revs.: - continued
Series 2009 B, 0.21% 4/2/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 8,300,000	$ 8,300,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	6,785,000	6,785,000
Grand Traverse County Hosp. Series 2011 B, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	17,825,000	17,825,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (a)	24,300,000	24,300,000
Series 2008 B, 0.18% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,940,000	13,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B3, 0.18% 4/6/12 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	24,000,000	24,000,000
Series 2008 C, 0.14% 4/6/12, LOC Bank of New York, New York, VRDN (a)	21,200,000	21,200,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.18% 4/6/12, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,700,000	8,700,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series Solar 06 21, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,800,000	3,800,000
Series 6, 0.19% 6/28/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	35,875,000	35,875,000
Michigan Fin. Auth. Rev.:
Bonds Series 2011:
2% 10/1/12	8,400,000	8,473,444
2% 10/1/12	4,150,000	4,186,285
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	8,400,000	8,454,827
Series 2011 L, 0.21% 4/6/12, LOC Citibank NA, VRDN (a)	15,700,000	15,700,000
Michigan Gen. Oblig. Bonds Series 2002, 5.25% 12/1/12	8,600,000	8,888,635
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
(McLaren Health Care Corp. Proj.) Series 2008 B2, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F1, 1.5%, tender 6/1/12 (a)	11,100,000	11,122,626
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.28%, tender 10/26/12 (a)	7,600,000	7,600,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.28%, tender 10/26/12 (a)	$ 8,800,000	$ 8,800,000
0.28%, tender 10/26/12 (a)	7,100,000	7,100,000
(McLaren Health Care Corp. Proj.) Series 2008 A, 5% 5/15/12	1,225,000	1,231,708
(Trinity Health Sys. Proj.):
Series 2008 C:
0.14% tender 4/3/12, CP mode	21,000,000	21,000,000
0.16% tender 6/6/12, CP mode	36,000,000	36,000,000
Series B, 0.12% tender 5/14/12, CP mode	5,000,000	5,000,000
Series C:
0.12% tender 4/9/12, CP mode	14,400,000	14,400,000
0.12% tender 5/21/12, CP mode	4,000,000	4,000,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.23% 4/6/12, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.23% 4/6/12, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.23% 4/6/12, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.19% 4/6/12, LOC Fannie Mae, VRDN (a)(d)	3,840,000	3,840,000
(Hunt Club Apts. Proj.) 0.21% 4/6/12, LOC Fannie Mae, VRDN (a)(d)	6,695,000	6,695,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.2% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	71,500,000	71,500,000
Series 2009 D, 0.18% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	39,150,000	39,150,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	6,300,000	6,300,000
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.25% 10/1/12	1,000,000	1,025,041
Series 2003 A:
5.25% 6/1/12	3,545,000	3,573,998
5.25% 12/1/12	1,000,000	1,032,977
Series 2007, 5% 10/1/12	2,050,000	2,099,333
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan State Univ. Revs.: - continued
Series 2000 A, 0.18% 4/6/12 (Liquidity Facility Northern Trust Co.), VRDN (a)	$ 2,100,000	$ 2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.55% 4/6/12, LOC Bank of America NA, VRDN (a)(d)	1,100,000	1,100,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.55% 4/6/12, LOC Bank of America NA, VRDN (a)(d)	7,335,000	7,335,000
(BC & C Proj.) 0.3% 4/6/12, LOC Comerica Bank, VRDN (a)(d)	535,000	535,000
(Consumers Energy Co. Proj.) 0.16% 4/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	27,000,000	27,000,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.19% 4/6/12, LOC JPMorgan Chase & Co., VRDN (a)	6,900,000	6,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	6,760,000	6,760,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.21% 4/2/12, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(PBL Enterprises, Inc. Proj.) Series 1997, 0.3% 4/6/12, LOC Comerica Bank, VRDN (a)(d)	160,000	160,000
(Pioneer Laboratories, Inc. Proj.) 0.3% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	700,000	700,000
(S & S LLC Proj.) Series 2000, 0.43% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,105,000	1,105,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.19% 4/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.2% 4/6/12, LOC Comerica Bank, VRDN (a)	11,350,000	11,350,000
(Van Andel Research Institute Proj.) Series 2008, 0.26% 4/6/12, LOC Bank of America NA, VRDN (a)	91,000,000	91,000,001
(W.H. Porter, Inc. Proj.) Series 2001, 0.95% 4/6/12, LOC Bank of America NA, VRDN (a)(d)	1,850,000	1,850,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	10,715,000	10,715,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.35% 4/6/12, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
Michigan Trunk Line Fund Rev. Bonds Series 2005 B, 5% 9/1/12	5,000,000	5,097,856
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.25% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.: - continued
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.55% 4/6/12, LOC Bank of America NA, VRDN (a)(d)	$ 2,380,000	$ 2,380,000
(Progressive Metal Manufacturing Co. Proj.) 0.3% 4/6/12, LOC Comerica Bank, VRDN (a)(d)	440,000	440,000
Three Rivers Cmnty. Schools Bonds 5% 5/1/12 (Michigan Gen. Oblig. Guaranteed)	1,420,000	1,425,301
Univ. of Michigan Univ. Rev. Bonds Series C, 2% 4/1/12	1,450,000	1,450,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.2% 4/6/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,865,000	5,865,000
Wayne County Arpt. Auth. Rev.:
0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	13,000,000	13,000,000
0.2% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	9,000,000	9,000,000
0.21% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,000,000	9,000,000
		787,220,238
Nebraska - 0.1%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.26% 4/6/12, LOC Bank of America NA, VRDN (a)(d)	1,000,000	1,000,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 4/10/12, CP mode (d)	1,700,000	1,700,000
Series A1, 0.45% tender 5/1/12, CP mode (d)	300,000	300,000
		2,000,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.25% 4/6/12, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Texas - 0.1%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.18% 4/6/12, VRDN (a)(d)	1,000,000	1,000,000
Virginia - 0.7%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 4/5/12, CP mode (d)	3,200,000	3,200,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.29% 4/6/12, LOC Bank of America NA, VRDN (a)	$ 1,250,000	$ 1,250,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.32% 4/6/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
		5,450,000
	Shares
Other - 4.4%
Fidelity Municipal Cash Central Fund, 0.20% (b)(c)	37,715,000	37,715,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $850,600,238)		850,600,238
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,290,726
NET ASSETS - 100%		$ 855,890,964
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 12,117
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2012, the cost of investment securities for income tax purposes was $850,600,238.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

March 31, 2012

1.814638.107

PFR-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.34% 4/6/12, LOC Bank of America NA, VRDN (a)	$ 1,000,000	$ 1,000,000
Florida - 0.5%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.29% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	3,285,000	3,285,000
Georgia - 0.4%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.35% 4/6/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	2,475,000	2,475,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.18% 4/6/12, VRDN (a)	3,100,000	3,100,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 5/1/12, CP mode (d)	1,100,000	1,100,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.4% tender 5/2/12, CP mode	1,200,000	1,200,000
Michigan - 1.6%
Michigan Fin. Auth. Rev. Series 2011 L, 0.21% 4/6/12, LOC Citibank NA, VRDN (a)	10,700,000	10,700,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 4/10/12, CP mode (d)	1,200,000	1,200,000
Series 1990 B, 0.5% tender 4/25/12, CP mode	800,000	800,000
		2,000,000
Pennsylvania - 91.3%
Allegheny County Series C-58 A, 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	7,845,000	7,845,000
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	3,265,000	3,265,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	8,640,000	8,640,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.: - continued
Bonds:
Series 2010 A, 4% 5/15/12	$ 5,000,000	$ 5,021,891
Series 2011 A, 2% 10/15/12	1,505,000	1,518,183
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.37% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.37% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	710,000	710,000
(The Neighborhood Academy Proj.) 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	4,500,000	4,500,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.25% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	400,000	400,000
Beaver County Hosp. Auth. Rev. Bonds (Heritage Valley Health Sys. Proj.) Series 2012, 3% 5/15/12	3,235,000	3,244,891
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.21% 4/6/12, LOC Citibank NA, VRDN (a)	3,695,000	3,695,000
Series 2005 A, 0.19% 4/6/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.2% 4/6/12, LOC Wells Fargo Bank NA, VRDN (a)	6,740,000	6,740,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.15% 4/6/12, LOC PNC Bank NA, VRDN (a)	8,380,000	8,380,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.19% 4/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,650,000	3,650,000
(Snowball Real Estate LP Proj.) 0.4% 4/6/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,395,000	1,395,000
Butler Co. Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	5,400,000	5,400,000
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.17% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.17% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,500,000	$ 1,500,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.19% 4/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	13,900,000	13,900,000
Series 2008 A2, 0.19% 4/6/12, LOC TD Banknorth, NA, VRDN (a)	13,900,000	13,900,000
Chester County Intermediate Unit Rev. Series 2003, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	2,055,000	2,055,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.3% 4/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.2% 4/2/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,715,000	4,715,000
Series 2008, 0.2% 4/2/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,310,000	2,310,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.25% 4/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,835,000	7,835,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.19% 4/6/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,100,000	13,100,000
Franklin County Indl. Dev. Auth. Bonds (The Chambersburg Hosp. Proj.) Series 2010, 3% 7/1/12	1,000,000	1,005,900
Geisinger Auth. Health Sys. Rev.:
Bonds Series 2011 A, 0.5% 6/1/12	2,350,000	2,350,000
Participating VRDN:
Series Putters 3446, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600,000	6,600,000
Series Putters 3915 Z, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series WF 11 69C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.19% 4/6/12, LOC TD Banknorth, NA, VRDN (a)	5,675,000	5,675,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.26% 4/2/12, LOC Bank of America NA, VRDN (a)	17,035,000	17,035,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (a)	$ 2,265,000	$ 2,265,000
Lower Merion School District Series 2009 A, 0.14% 4/6/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,000	5,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.19% 4/6/12, LOC Fannie Mae, VRDN (a)	1,950,000	1,950,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.25% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	2,530,000	2,530,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.29% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	1,082,000	1,082,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.25% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	500,000	500,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.22% 4/6/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	10,575,000	10,575,000
Series 1999 C4, 0.37% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
Series 2002 B5, 0.25% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Series 2004 D2, 0.25% 4/6/12, LOC PNC Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.25% 4/6/12, LOC Citibank NA, VRDN (a)(d)	6,300,000	6,300,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2003, 5% 1/1/13	1,950,000	2,020,531
First Series 2006, 5% 10/1/12	1,000,000	1,024,003
First Series 2009, 5% 3/15/13	1,000,000	1,045,767
Second Series 2002, 5.5% 5/1/12	2,000,000	2,008,657
Second Series 2003, 5% 7/1/12	3,450,000	3,491,095
Second Series 2009, 4% 7/1/12	1,000,000	1,009,371
Series 2002, 5.5% 2/1/13	750,000	782,470
Series 2010 A:
5% 5/1/12	6,900,000	6,927,817
5% 7/15/12	7,000,000	7,095,741
5% 5/1/13	2,880,000	3,028,805
Third Series 2004, 5% 9/1/12	2,175,000	2,218,045
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3350, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,540,000	$ 4,540,000
Series Putters 3352Z, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,435,000	4,435,000
Series Putters 4014, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series ROC II R 11505, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (a)(e)	11,000,000	11,000,000
Series ROC II R 14002, 0.2% 4/6/12 (Liquidity Facility Citibank NA) (a)(e)	5,600,000	5,600,000
Series WF 11 121C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	13,400,000	13,400,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(St. Josephs Univ. Proj.) Series 2008 A, 0.17% 4/6/12, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Bonds Series 2002, 5.25% 12/1/12	2,000,000	2,066,301
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.19% 4/6/12, LOC TD Banknorth, NA, VRDN (a)	4,640,000	4,640,000
(King's College Proj.) Series 2002 J3, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	140,000	140,000
(La Salle Univ. Proj.) Series 2007 B, 0.2% 4/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,985,000	3,985,000
Bonds:
Series 2009 AK, 3% 6/15/12	1,200,000	1,206,849
Series 2010 A, 4% 4/1/12	1,700,000	1,700,000
Series AJ, 5% 6/15/12	1,860,000	1,877,728
Participating VRDN:
ROC II R 11721, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (a)(e)	7,500,000	7,500,000
Series MS 3252, 0.35% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,840,000	5,840,000
Series Putters 3583Z, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,060,000	6,060,000
Series Putters 4066, 0.2% 4/2/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,900,000	3,900,000
Series WF 11 26C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Putters 3786 Z, 0.28% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 4,935,000	$ 4,935,000
Series Putters 3950, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series 2004 85B, 0.17% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	13,370,000	13,370,000
Series 2005 90C, 0.17% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	17,500,000	17,500,000
Series 2005 97C, 0.17% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,500,000	9,500,000
Series 2005-87 C, 0.17% 4/6/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	11,865,000	11,865,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev.:
Bonds:
Series 2009, 5% 6/15/12	7,145,000	7,214,739
Series 2010, 5% 6/15/12	2,750,000	2,776,780
Participating VRDN Series Putters 3481, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,000,000	4,000,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series 2011 B, 0.21% 4/1/12 (a)	6,700,000	6,700,000
Series 2008 B1, 0.2% 4/6/12, LOC Barclays Bank PLC, VRDN (a)	13,575,000	13,575,000
Series 2008 C, 0.2% 4/6/12, LOC Barclays Bank PLC, VRDN (a)	6,700,000	6,700,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.18% 4/6/12, LOC TD Banknorth, NA, VRDN (a)(d)	6,700,000	6,700,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.21% 4/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,560,000	7,560,000
(The Franklin Institute Proj.) Series 2006, 0.27% 4/6/12, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	410,000	410,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B1, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 0.19% 4/6/12, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (a)	7,360,000	7,360,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gen. Oblig. TRAN Series 2011 A, 2% 6/29/12	$ 9,000,000	$ 9,035,947
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev.:
Bonds (Jefferson Health Sys. Proj.) Series B, 2.5% 5/15/12	1,000,000	1,002,336
Participating VRDN Series ROC II R 11867, 0.19% 4/6/12 (Liquidity Facility Citibank NA) (a)(e)	5,500,000	5,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665,000	3,665,000
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.21% 4/6/12, LOC Bank of America NA, VRDN (a)	9,600,000	9,600,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	1,000,000	1,000,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.19% 4/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,600,000	6,600,000
Series RBC E 28, 0.19% 4/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	7,000,000	7,000,000
Series RBC E 29, 0.19% 4/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,500,000	6,500,000
Series RBC E 30, 0.19% 4/6/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,000,000	10,000,000
Ridley School District Series 2009, 0.19% 4/6/12, LOC TD Banknorth, NA, VRDN (a)	6,520,000	6,520,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	7,200,000	7,200,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.27% 4/6/12, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	2,005,000	2,005,000
Somerset County Gen. Oblig. Series 2009 A, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	3,475,000	3,475,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.17% 4/6/12, LOC PNC Bank NA, VRDN (a)	3,795,000	3,795,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2011, 2% 6/18/12	6,600,000	6,623,530
Bonds:
(Higher Ed. Proj.) 0.1% tender 5/3/12, CP mode	10,805,000	10,805,000
(Univ. Cap. Proj.):
Series 2005 B, 0.12% tender 4/5/12, CP mode	6,700,000	6,700,000
Series B, 5% 9/15/12	2,500,000	2,555,263
Series C, 0.12% tender 5/15/12, CP mode	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (a)	$ 2,540,000	$ 2,540,000
Series 2011 B, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (a)	3,390,000	3,390,000
(Washington Hosp. Proj.) Series 2007 B, 0.18% 4/6/12, LOC Wells Fargo Bank NA, VRDN (a)	9,200,000	9,200,000
Wayne Highlands School District Bonds Series 2012 A, 0.25% 4/1/12	1,000,000	1,000,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.38% 4/6/12, LOC Bank of America NA, VRDN (a)	1,850,000	1,850,000
		622,569,640
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.29% 4/2/12, VRDN (a)(d)	500,000	500,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.32% 4/6/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
	Shares
Other - 4.4%
Fidelity Municipal Cash Central Fund, 0.20% (b)(c)	30,263,000	30,263,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $679,192,640)		679,192,640
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,928,758
NET ASSETS - 100%		$ 682,121,398
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 9,074
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2012, the cost of investment securities for income tax purposes was $679,192,640.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

March 31, 2012

1.814643.107

OFS-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.8%
	Principal Amount	Value
Florida - 0.3%
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.21% 4/6/12, LOC Fannie Mae, VRDN (a)(c)	$ 3,300,000	$ 3,300,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.23% 4/2/12, VRDN (a)	1,110,000	1,110,000
Kentucky - 0.2%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.25% 4/6/12, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,000,000	1,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.45% tender 5/1/12, CP mode (c)	1,600,000	1,600,000
		2,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 4/10/12, CP mode	3,700,000	3,700,000
Michigan - 1.8%
Michigan Fin. Auth. Rev. Series 2011 L, 0.21% 4/6/12, LOC Citibank NA, VRDN (a)	19,500,000	19,500,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 4/10/12, CP mode (c)	1,200,000	1,200,000
Ohio - 88.4%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.17% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	6,700,000	6,700,000
Series B, 0.16% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.18% 4/2/12, LOC Bank of America NA, VRDN (a)	28,240,000	28,240,000
Series 2010 D, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	38,400,000	38,400,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.28%, tender 2/15/13 (a)	3,454,000	3,454,000
Avon Gen. Oblig. BAN:
Series A, 1% 7/3/12	6,500,000	6,509,737
Series B, 1% 7/19/12	3,285,000	3,290,837
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Avon Local School District BAN 1% 12/13/12	$ 1,675,000	$ 1,680,471
Beachwood Gen. Oblig. BAN 1.5% 8/9/12	6,000,000	6,023,763
Cincinnati Gen. Oblig. Bonds Series 2011 E, 2% 12/1/12	2,510,000	2,540,478
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.35% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2009 A, 0.17% 4/6/12, LOC Bank of New York, New York, VRDN (a)(c)	10,800,000	10,800,000
Series 2009 D, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (a)	20,785,000	20,785,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.25% 4/6/12, LOC Bank of America NA, VRDN (a)	17,350,000	17,350,000
Columbus City School District:
BAN Series 2011, 1% 11/30/12	1,325,000	1,330,076
Participating VRDN Series 1488, 0.21% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,945,000	10,945,000
Columbus Gen. Oblig.:
Bonds:
Series 2004-2, 5.5% 7/1/12	1,545,000	1,565,288
Series 2005 A, 5% 6/15/12	3,100,000	3,129,939
Series 2005 D, 5% 12/15/12	4,150,000	4,291,002
Participating VRDN Series Clipper 08 2, 0.19% 4/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN Series Putters 2456, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400,000	1,400,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.21% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,690,000	10,690,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (a)	3,500,000	3,500,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (a)	16,000,000	16,000,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.37% 4/6/12, LOC PNC Bank NA, VRDN (a)(c)	525,000	525,000
Cuyahoga Falls Gen. Oblig. BAN 1% 12/6/12	2,185,000	2,191,648
Delaware Gen. Oblig. BAN 1.5% 4/26/12	9,800,000	9,805,719
Franklin County Hosp. Rev.:
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.18% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,715,000	7,715,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.: - continued
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/2/12 (a)	$ 9,900,000	$ 9,941,460
Participating VRDN Series WF 11 78C, 0.2% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	12,035,000	12,035,000
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 0.28% 4/2/12, LOC KeyBank NA, VRDN (a)	5,095,000	5,095,000
Series 2007B, 0.28% 4/2/12, LOC KeyBank NA, VRDN (a)	2,500,000	2,500,000
Hamilton County Health Care Facilities Rev.:
(Deaconess Long Term. Care, Inc. Proj.) Series 2000 A, 0.18% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	8,550,000	8,550,000
(The Children's Home of Cincinnati Proj.) Series 2009, 0.19% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,365,000	3,365,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.):
Series 2006 C, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	8,415,000	8,415,000
Series 2011 B, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	2,700,000	2,700,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.19% 4/6/12, LOC PNC Bank NA, VRDN (a)	13,095,000	13,095,000
Series 2000, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	5,845,000	5,845,000
Series 2002 I, 0.19% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,120,000	18,120,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.16% 4/6/12, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Independence Gen. Oblig. BAN 1.875% 4/20/12	7,100,000	7,104,298
Kent State Univ. Revs. Series 2008 B, 0.2% 4/6/12, LOC Bank of America NA, VRDN (a)	35,550,000	35,550,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.27% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	11,800,000	11,800,000
Series 2008 A, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.4% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,100,000	2,100,000
Lancaster Port Auth. Gas Rev. 0.19% 4/6/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	44,445,000	44,445,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	905,000	905,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.19% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 2,250,000	$ 2,250,000
Mason City School District BAN Series 2012, 2% 1/31/13	5,000,000	5,068,688
Mason Gen. Oblig. BAN 1.5% 6/28/12	3,500,000	3,508,371
Miami Univ. Gen. Recpts Bonds Series 2011, 2% 9/1/12	2,755,000	2,774,704
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.25% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	8,990,000	8,990,000
Montgomery County Rev. Participating VRDN Series Floaters 3260, 0.34% 4/6/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,965,000	8,965,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.43% 4/6/12, VRDN (a)	2,400,000	2,400,000
Series B, 0.28% 4/6/12, VRDN (a)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.19% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	13,700,000	13,700,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.19% 4/6/12, LOC Wells Fargo Bank NA, VRDN (a)	8,850,000	8,850,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.17% 4/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,100,000	12,100,000
Series 2009 D, 0.18% 4/6/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(Timken Co. Proj.) 0.39% 4/6/12, LOC KeyBank NA, VRDN (a)	800,000	800,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2003 A, 5% 4/1/12	4,605,000	4,605,000
(Adult Correctional Bldg. Fund Proj.) Series 2011 B, 1.5% 10/1/12	6,000,000	6,039,938
Series 2002 B, 5% 4/1/12	7,105,000	7,105,000
Series A, 5% 4/1/12	1,125,000	1,125,000
Ohio Gen. Oblig. Bonds:
Series 1992, 6.1% 8/1/12	2,000,000	2,038,845
Series 2002 C, 5.5% 11/1/12	1,000,000	1,030,739
Series 2003 A, 4.5% 3/15/13 (Pre-Refunded to 3/15/13 @ 100)	1,000,000	1,040,454
Series 2010 A, 5% 11/1/12	3,715,000	3,818,182
Series 2012 A:
2% 2/1/13 (e)	10,900,000	11,062,083
4% 2/1/13	4,515,000	4,658,366
Series A, 5% 6/15/12 (Escrowed to Maturity)	1,315,000	1,327,502
Series I, 5% 5/1/12	4,630,000	4,648,103
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series II 2004 A, 5% 8/1/12	$ 2,500,000	$ 2,538,771
Series K, 5% 5/1/12	1,150,000	1,154,339
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.17% 4/6/12, LOC PNC Bank NA, VRDN (a)	6,000,000	6,000,000
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.18% 4/6/12, LOC PNC Bank NA, VRDN (a)	32,900,000	32,900,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.2% 4/2/12, VRDN (a)	2,960,000	2,960,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.25% 4/6/12, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
(Xavier Univ. Proj.) Series 2008 A, 0.16% 4/6/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,800,000	3,800,000
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.28% tender 5/4/12, CP mode	10,000,000	10,000,000
(Denison Univ. Proj.) Series 2004, 5% 11/1/12	1,850,000	1,900,084
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.13% tender 5/17/12, CP mode	10,200,000	10,200,000
0.16% tender 9/13/12, CP mode	10,300,000	10,300,000
0.27% tender 5/24/12, CP mode	7,100,000	7,100,000
0.28% tender 5/4/12, CP mode	12,700,000	12,700,000
0.28% tender 6/14/12, CP mode	2,000,000	2,000,000
Series 2008 B6:
0.14% tender 8/9/12, CP mode	5,000,000	5,000,000
0.28% tender 6/14/12, CP mode	23,900,000	23,900,000
0.28% tender 6/22/12, CP mode	7,300,000	7,300,000
0.29% tender 6/21/12, CP mode	5,000,000	5,000,000
Series 2008 B2, 0.19% 4/2/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,850,000	1,850,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,440,000	2,440,000
Series Putters 3558, 0.19% 4/6/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,200,000	1,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.18% 4/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	7,500,000	7,500,000
Series 2005 F, 0.17% 4/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	14,800,000	14,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
(Mtg.-Backed Securities Prog.):
Series F, 0.2% 4/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	$ 2,000,000	$ 2,000,000
Participating VRDN Series Merlots 06 A2, 0.25% 4/6/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,990,000	1,990,000
Series 2004 D, 0.17% 4/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.3% 4/6/12, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(c)	425,000	425,000
(Wingate at Belle Meadows Proj.) 0.22% 4/6/12, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(c)	8,630,000	8,630,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.18% 4/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	20,550,000	20,550,000
Participating VRDN Series BC 11 115B, 0.23% 4/6/12 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,920,000	4,920,000
Series 2006 I, 0.24% 4/6/12 (Liquidity Facility Citibank NA), VRDN (a)(c)	17,200,000	17,200,000
Series 2008 B, 0.19% 4/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	26,375,000	26,375,000
Series 2008 H, 0.18% 4/6/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	4,100,000	4,100,000
Ohio Major New State Infrastructure Rev. Bonds Series 2008-1, 5% 6/15/12	1,945,000	1,963,426
Ohio State Univ. Gen. Receipts Bonds Series 2005 A, 5% 6/1/12	9,600,000	9,676,007
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.3% 4/6/12, LOC Bank of America NA, VRDN (a)(c)	6,900,000	6,900,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.2% 4/2/12, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
Ohio Wtr. Dev. Auth. Rev. Bonds Series 2002, 5.375% 6/1/12	1,150,000	1,159,892
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2003 A, 5% 6/1/12	1,250,000	1,260,051
Series 2003, 5% 12/1/12	1,625,000	1,676,109
Series 2009, 4% 6/1/12	2,230,000	2,243,994
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.17% 4/6/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	10,300,000	10,300,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.2% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 20,405,000	$ 20,405,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 0.4% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,105,000	1,105,000
Stow Gen. Oblig. BAN 1.5% 5/5/12	6,475,000	6,480,197
Univ. of Cincinnati Gen. Receipts BAN:
Series 2011 B, 2% 5/11/12	8,345,000	8,358,608
Series 2011 D, 2% 7/19/12	6,990,000	7,024,223
Series 2011 F, 2% 12/13/12	17,000,000	17,199,017
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.22% 4/6/12, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.31% 4/6/12, LOC RBS Citizens NA, VRDN (a)	2,000,000	2,000,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.32% 4/6/12, LOC PNC Bank NA, VRDN (a)(c)	975,000	975,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 4/6/12, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,950,000	1,950,000
		961,379,409
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.18% 4/6/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	1,000,000	1,000,000
Virginia - 0.6%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.:
Bonds Series Merlots 06 B21, 0.25%, tender 7/24/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(g)	3,035,000	3,035,000
Participating VRDN Series BA 1047, 0.32% 4/6/12 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,200,000	3,200,000
		6,235,000
Municipal Securities - continued
	Shares	Value
Other - 8.9%
Fidelity Municipal Cash Central Fund, 0.20% (b)(f)	97,198,998	$ 97,198,998
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,097,223,407)		1,097,223,407
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(9,200,995)
NET ASSETS - 100%		$ 1,088,022,412
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,035,000 or 0.3% of net assets.

Security	Acquisition Date	Cost
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series Merlots 06 B21, 0.25%, tender 7/24/12 (Liquidity Facility Wells Fargo Bank NA)	8/4/11	$ 3,035,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 29,716
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2012, the cost of investment securities for income tax purposes was $1,097,223,407.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012